Investments in Associates and Joint Ventures - Summary of Principal Associate Undertakings (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets	£ 127,731	£ 133,687
Current assets	13,274	12,655
Non-current liabilities	(58,022)	(64,325)
Current liabilities	(18,823)	(16,329)
Investments in associates and joint ventures	1,860	1,737
ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets	4,124	4,106
Current assets	3,234	2,823
Non-current liabilities	(237)	(238)
Current liabilities	(1,031)	(1,002)
Investments in associates and joint ventures	6,090	5,689
Associates And Joint Ventures
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets	1,237	1,225
Current assets	1,085	953
Non-current liabilities	(74)	(71)
Current liabilities	(388)	(370)
Associates And Joint Ventures | ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Investments in associates and joint ventures	£ 1,794	£ 1,682